Organization and Nature of Operations (Details) - Schedule of acquisition of non-controlling interest	Dec. 31, 2021 USD ($)
Schedule of acquisition of non-controlling interest [Abstract]
Purchase consideration	$ 466,889
Noncontrolling interests	(14,558)
Additional paid-in capital	481,447
Total	$ 466,889